Convertible promissory notes (Details) - USD ($)		6 Months Ended
	Jan. 06, 2022	Jun. 30, 2022
Debt Disclosure [Abstract]
Principal amount	$ 5,000,000
Percentage of principal amount of debt	95.00%
Maturity date		12 months
Interest rate		5.00%
Ordinary share par value (in Dollars per share)		$ 0.00005
Conversion price description		The conversion price shall be the lower of (i) US$3.50 per ADS, or (ii) 85% of a reference price benchmarked against the trading price of the Company’s ADSs. In addition, the Company will also issue to the Purchaser 1,000,000 Ordinary Shares as commitment fee at closing.
Recognized embedded beneficial conversion	$ 939,376
Recognized Amortization		$ 456,641